OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Target Asset Allocation) (Details)	12 Months Ended
Dec. 31, 2015
Equity Investments [Member]
Target asset allocation [Line Items]
Defined benefit plan, target allocation percentage of assets	43.00%
Fixed Income Investments [Member]
Target asset allocation [Line Items]
Defined benefit plan, target allocation percentage of assets	46.00%
Alternative Investments [Member]
Target asset allocation [Line Items]
Defined benefit plan, target allocation percentage of assets	11.00%